Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited Condensed Consolidated Statements of Operations and and Comprehensive Loss
Revenue	$ 39,966	$ 461,149
Operating Expenses:
Selling expenses		17,997
Payroll, payroll taxes and others	327,162	1,090,230
Professional fees	373,921	342,424
Depreciation and amortization	38,690	12,804
Allowance for CECL - trade receivable, net	(139,370)	162,413
Other general and administrative	333,745	143,800
Total Operating Expenses	934,148	1,769,668
Loss from Operations	(894,182)	(1,308,519)
Other Income (Expenses):
Gain (loss) on sale of asset	(13)	13,934
Gain on foreign currency transactions	1,927	26,992
Interest expenses	(2,245)	(2,609)
Other income	111,885	6,601
Total Other Income	111,554	44,918
Loss Before Income Tax	(782,628)	(1,263,601)
Income tax	(11,071)
Net Loss	$ (793,699)	$ (1,263,601)
Net loss per ordinary share - basic (in dollars per share)	$ (0.07)	$ (0.11)
Net loss per ordinary share - diluted (in dollars per share)	$ (0.07)	$ (0.11)
Weighted-average shares outstanding, basic (in shares)	11,675,216	11,675,216
Weighted-average shares outstanding, diluted (in shares)	11,675,216	11,675,216
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	$ (11,046)	$ (65,320)
Total Other Comprehensive Loss	$ (804,745)	$ (1,328,921)